FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash - TOTAL CARRYING VALUE	$ 60,161	$ 129,319	$ 241,327	$ 143,280
FAIR VALUE INPUT LEVEL 1
Financial assets
Cash - HELD-FOR-TRADING	60,161	129,319
Cash - TOTAL CARRYING VALUE	60,161	129,319
Cash - FAIR VALUE	$ 60,161	$ 129,319